UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2005

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       BANKERS TRUST CO, CR
Address:    221 3RD AVE. S.E.
            CEDAR RAPIDS, IA 52401


13F File Number: 28-01949

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARY PITCHER
Title: COMPLIANCE OFFICER
Phone: 515 245 2459
Signature, Place, and Date of Signing:

MARY PITCHER    DES MOINES, IA    07/01/2005

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           12
Form 13F Information Table Value Total:           $ 3,129

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                   VALUE        SHARES/      SH/ PUT/
  NAME OF ISSUER                   OF CLASS        CUSIP    (X $1000)    PRN AMOUNT   PRN CALL
  SECURITY NAME                    SUBCLASS

  AMERICAN INTERNATIONAL GROUP     COMMON STOCK    026874107         259         4465 SH
  ANHEUSER BUSCH                   COMMON STOCK    035229103         557        12179 SH
  EXXON MOBIL                      COMMON STOCK    30231G102         223         3885 SH
  GENERAL ELECTRIC CO.             COMMON STOCK    369604103         413        11910 SH
  JOHNSON & JOHNSON                COMMON STOCK    478160104         431         6630 SH
  MARINER                          COMMON STOCK    568459101           0        20000 SH
  MCLEODUSA INC                    COMMON STOCK    582266995          91        55000 SH
  MICROSOFT CORP                   COMMON STOCK    594918104         227         9150 SH
  PEPSICO INC                      COMMON STOCK    713448108         297         5500 SH
  PFIZER, INC                      COMMON STOCK    717081103         202         7340 SH
  WAL-MART                         COMMON STOCK    931142103         201         4163 SH
  WELLS FARGO                      COMMON STOCK    949746101         228         3697 SH

  NAME OF ISSUER                  INVSTMT OTHER         VOTING AUTHORITY
  SECURITY NAME                   DISCRTN MANAGERS      SOLE         SHARED       NONE

  AMERICAN INTERNATIONAL GROUP    SOLE                  4465
  ANHEUSER BUSCH                  SOLE                  12179
  EXXON MOBIL                     SOLE                  3885
  GENERAL ELECTRIC CO.            SOLE                  11910
  JOHNSON & JOHNSON               SOLE                  6630
  MARINER                         SOLE                  20000
  MCLEODUSA INC                   SOLE                  55000
  MICROSOFT CORP                  SOLE                  9150
  PEPSICO INC                     SOLE                  5500
  PFIZER, INC                     SOLE                  7340
  WAL-MART                        SOLE                  4163
  WELLS FARGO                     SOLE                  3697